Cash and cash equivalents	9 Months Ended
Sep. 30, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalentsPursuant to the Facility Agreement entered into on April 24, 2020 (see note 13, “Convertible loans”), the Company is subject to a covenant that requires it to maintain a balance of at least USD 50 million in cash and cash equivalents at the end of each quarter, and such amounts are included in cash and cash equivalents on the unaudited condensed consolidated interim balance sheet.